HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2021 (Unaudited)

Common Stocks — 95.8%

	Shares	Value ($)
Aerospace & Defense — 2.5%
HEICO Corp., Class A	12,410	1,319,307
Teledyne Technologies, Inc.(a)	4,870	1,738,639
		3,057,946
Banks — 1.4%
Signature Bank	10,420	1,721,280
Biotechnology — 9.2%
Acceleron Pharma, Inc.(a)	17,440	2,014,843
Ascendis Pharma AS, ADR(a)	10,097	1,516,064
Blueprint Medicines Corp.(a)	21,033	2,034,943
Ironwood Pharmaceuticals, Inc.(a)	100,850	1,030,687
Mersana Therapeutics, Inc.(a)	6,580	125,415
Neurocrine Biosciences, Inc.(a)	18,760	2,058,910
Rocket Pharmaceuticals, Inc.(a)	26,410	1,454,663
Sage Therapeutics, Inc.(a)	10,700	862,955
		11,098,480
Building Products — 6.2%
Advanced Drainage Systems, Inc.	35,861	2,957,815
The AZEK Co., Inc.(a)	26,490	1,056,686
Trex Co., Inc.(a)	37,120	3,406,503
		7,421,004
Capital Markets — 2.2%
LPL Financial Holdings, Inc.	15,440	1,672,770
Open Lending Corp.(a)	26,505	961,866
		2,634,636
Chemicals — 3.1%
Celanese Corp., Series A	13,900	1,697,885
FMC Corp.	19,220	2,081,334
		3,779,219
Communications Equipment — 3.1%
F5 Networks, Inc.(a)	9,150	1,792,942
Lumentum Holdings, Inc.(a)	20,980	1,967,924
		3,760,866
Electrical Equipment — 1.3%
Sensata Technologies Holding
PLC(a)	29,500	1,607,750
Entertainment — 1.6%
Zynga, Inc., Class A(a)	199,320	1,975,261
Equity Real Estate Investment Trusts — 1.4%
Lamar Advertising Co.	21,200	1,712,536
Health Care Equipment & Supplies — 3.8%
Insulet Corp.(a)	11,123	2,971,843
STERIS PLC	8,505	1,591,371
		4,563,214
Health Care Providers & Services — 2.1%
Quest Diagnostics, Inc.	19,210	2,480,971
Hotels, Restaurants & Leisure — 2.7%
Darden Restaurants, Inc.	15,220	1,779,066
Extended Stay America, Inc.	97,190	1,426,749
		3,205,815
Household Durables — 2.2%
TopBuild Corp.(a)	13,510	2,701,325
Insurance — 2.7%
Arthur J. Gallagher & Co.	11,670	1,346,835
Assurant, Inc.	5,972	809,027
Kinsale Capital Group, Inc.	5,869	1,100,789
		3,256,651
Internet & Direct Marketing Retail — 3.8%
Etsy, Inc.(a)	14,740	2,934,587
Revolve Group, Inc.(a)	43,253	1,607,281
		4,541,868
IT Services — 5.4%
Black Knight, Inc.(a)	25,940	2,119,038
Paya Holdings, Inc.(a)	49,660	643,594
Science Applications International
Corp.	20,770	1,994,543
WEX, Inc.(a)	9,275	1,749,265
		6,506,440
Leisure Products — 1.6%
BRP, Inc.	28,950	1,908,095
Life Sciences Tools & Services — 6.4%
BIO-RAD Laboratories, Inc., Class
A(a)	4,710	2,702,457
Charles River Laboratories
International, Inc.(a)	11,890	3,080,104
ICON PLC(a)	9,430	1,921,928
		7,704,489
Machinery — 3.6%
IDEX Corp.	8,330	1,550,963
Lincoln Electric Holdings, Inc.	14,100	1,614,450
Meritor, Inc.(a)	45,990	1,187,002
		4,352,415
Pharmaceuticals — 4.3%
Catalent, Inc.(a)	24,680	2,839,434
Horizon Therapeutics PLC(a)	32,900	2,384,592
		5,224,026
Professional Services — 1.5%
TransUnion	20,490	1,783,450
Real Estate Management & Development — 1.6%
Essential Properties Realty Trust, Inc.	93,710	1,951,042
Semiconductors & Semiconductor Equipment — 4.4%
Cirrus Logic, Inc.(a)	14,740	1,380,991
MaxLinear, Inc.(a)	33,420	1,049,054
MKS Instruments, Inc.	9,930	1,569,635
ON Semiconductor Corp.(a)	37,180	1,282,338
		5,282,018
Software — 13.6%
Anaplan, Inc.(a)	26,410	1,761,547
Avalara, Inc.(a)	9,330	1,399,500
Ceridian HCM Holding, Inc.(a)	14,920	1,386,217
Fortinet, Inc.(a)	16,770	2,427,457
HubSpot, Inc.(a)	8,288	3,084,794
Nice, Ltd., ADR(a)	6,700	1,750,576
Q2 Holdings, Inc.(a)	6,710	858,813
RealPage, Inc.(a)	27,570	2,386,735
Smartsheet, Inc., Class A(a)	18,660	1,301,348
		16,356,987
Specialty Retail — 4.1%
Five Below, Inc.(a)	13,150	2,310,849
National Vision Holdings, Inc.(a)	57,270	2,655,610
		4,966,459
TOTAL COMMON STOCKS
(COST $80,951,733)		115,554,243

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2021 (Unaudited) (continued)

Investment Company — 3.4%

	Shares	Value ($)
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.03%(b)	4,123,358	4,123,358
TOTAL INVESTMENT COMPANY
(Cost $4,123,358)		4,123,358
TOTAL INVESTMENTS IN SECURITIES
(Cost $85,075,091) — 99.2%		119,677,601
Other Assets (Liabilities) - 0.8%		1,009,073
NET ASSETS - 100%		$120,686,674
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on January 31, 2021.

ADR - American Depositary Receipt

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2021 (Unaudited)

Affiliated Portfolio — 100.0%

Value ($)
HSBC Opportunity Portfolio	11,070,931
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(COST $8,439,270)	11,070,931
Other Assets (Liabilities) - –%NM	2,965
NET ASSETS - 100%	$11,073,896
____________________

NM – Not meaningful, amount is less than 0.05%

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2021 (Unaudited)

Affiliated Portfolio — 99.9%

Value ($)
HSBC Opportunity Portfolio	109,615,743
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(COST $78,073,593)	109,615,743
Other Assets (Liabilities) - 0.1%	61,746
NET ASSETS - 100%	$109,677,489
____________________

HSBC FAMILY OF FUNDS